FINANCIAL RESULTS, NET (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL RESULTS, NET
Interests on borrowings	$ (132,146)	$ (127,344)	$ (101,389)
Remeasurement in borrowings	(102,728)	108,438	11,759
Foreign currency exchange gains on borrowings	1,687,816	(1,360,644)	291,606
Borrowings renegotiation results	2,169	(1,740)	(272)
Repurchase Notes	460
Total financial results from borrowings	1,455,571	(1,381,290)	201,704
Fair value gains/(losses) on financial assets at fair value through profit or loss	(45,400)	140,072	(86,008)
Other foreign currency exchange gains (losses)	187,639	(130,191)	2,548
Other interests, net	24,298	33,601	13,122
Other taxes and bank expenses	(116,636)	(55,175)	(47,198)
Financial expenses on pension benefits	(6,736)	(4,042)	(2,759)
Financial discounts on assets, debts and others	(27,625)	(15,847)	(21,639)
RECPAM	129,236	409,001	360,523
Total other financial results, net	144,776	377,419	218,589
Total financial results, net	$ 1,600,347	$ (1,003,871)	$ 420,293